Business combinations and Disposal group held for sale (Tables)	12 Months Ended
Mar. 31, 2018
Kallidus Inc
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	6	–	6
Intangible assets – technology	–	21	21
Intangible assets – trade name	–	2	2
Intangible assets – customer contracts and relationships	–	27	27
Deferred tax liabilities on intangible assets	–	(20)	(20)
	6	30	36
Goodwill			71
Total purchase price			107

*	Includes cash and cash equivalents acquired of $4 million.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	91
Fair value of contingent consideration	16
Total purchase price	107

Noah Consulting LLC
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	6	–	6
Intangible assets – technical know-how	–	4	4
Intangible assets – trade name	–	4	4
Intangible assets – customer contracts and relationships	–	18	18
	6	26	32
Goodwill			5
Total purchase price			37

*	Includes cash and cash equivalents acquired of $3 million.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	33
Fair value of contingent consideration	4
Total purchase price	37

Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

			(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(*)	–	–	–
Intangible assets - customer relationships	–	2	2
Deferred tax liabilities on intangible assets	–	–	–
	–	2	2
Goodwill			5
Total purchase price			7

*	Includes cash and cash equivalents acquired of less than $1 million

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash paid	4
Fair value of contingent consideration	3
Total purchase price	7